Right-of-use assets and lease liabilities (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)
Right-of-use Assets And Lease Liabilities
Operating Lease, Expense	$ 196,561	£ 155,507	$ 214,366	£ 169,593